UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07171

Name of Fund:   BlackRock Advantage Global Fund, Inc. (Formerly BlackRock Global SmallCap Fund, Inc.)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Advantage Global Fund,                             Inc. (Formerly BlackRock Global SmallCap Fund, Inc.), 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2018

Date of reporting period: 09/30/2017

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock Global SmallCap Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 1.3%
Arcos Dorados Holdings, Inc., Class A (a)	635,109	$6,382,876
Grupo Supervielle SA — ADR (b)	132,624	3,274,536

		9,657,412
Australia — 0.9%
Orocobre Ltd. (a)(b)	1,925,121	6,778,319
Westgold Resources Ltd. (a)	426,783	363,439

		7,141,758
Austria — 0.2%
Schoeller-Bleckmann Oilfield Equipment AG (a)	20,643	1,652,387
Belgium — 1.3%
Nyrstar NV (a)	1	8
Ontex Group NV	119,519	4,071,725
Warehouses De Pauw CVA	53,792	6,071,809

		10,143,542
Brazil — 2.8%
Companhia Hering SA	643,465	5,780,152
JBS SA	1,701,861	4,567,461
Porto Seguro SA	508,203	6,044,565
Totvs SA	541,807	5,354,527

		21,746,705
Canada — 5.8%
Africa Oil Corp. (a)(b)	2,691,917	3,667,610
Canfor Corp. (a)	378,618	7,112,647
Continental Gold, Inc. (a)(b)	1,848,883	4,474,959
Descartes Systems Group, Inc. (a)	155,415	4,238,648
Dollarama, Inc.	46,624	5,101,643
Entertainment One Ltd.	1,622,612	5,609,695
Kinross Gold Corp. (a)	1,254,778	5,319,800
Lithium Americas Corp. (a)(b)	496,212	660,158
Methanex Corp.	106,586	5,361,276
Painted Pony Energy Ltd. (a)(b)	1,162,831	3,112,690

		44,659,126
China — 0.3%
Colour Life Services Group Co. Ltd. (a)(b)	3,298,995	2,146,957
Denmark — 0.9%
Nets A/S (a)(c)	276,132	7,148,752
France — 3.4%
Elior SCA (c)	186,697	4,946,426
Elis SA	325,345	8,716,372
UbiSoft Entertainment SA (a)	108,245	7,450,102
Virbac SA (a)	35,756	5,259,408

		26,372,308

Common Stocks	Shares	Value
Georgia — 0.7%
BGEO Group PLC	113,255	$4,945,614
Germany — 1.1%
Aixtron SE (a)	190,374	2,568,405
Rheinmetall AG	51,251	5,780,559

		8,348,964
Hong Kong — 2.1%
Clear Media Ltd.	1,827,999	2,110,779
Lee & Man Paper Manufacturing Ltd.	4,668,999	6,007,527
Melco International Development Ltd.	1,780,999	5,159,352
NagaCorp. Ltd.	5,051,998	3,072,329

		16,349,987
India — 3.9%
Azure Power Global Ltd. (a)(b)	236,562	3,761,336
Container Corp. of India	262,355	5,413,061
Jubilant Foodworks Ltd.	262,943	5,615,097
Kaveri Seed Co. Ltd.	288,071	2,283,464
MakeMyTrip Ltd. (a)(b)	142,494	4,096,703
Oberoi Realty Ltd.	947,776	6,153,900
Zee Entertainment Enterprises Ltd.	301,165	2,401,710

		29,725,271
Indonesia — 0.7%
Bank Tabungan Negara Persero Tbk PT	11,658,997	2,730,597
Tower Bersama Infrastructure Tbk PT	5,355,673	2,615,331

		5,345,928
Ireland — 0.9%
Ryanair Holdings PLC, ADR (a)	62,742	6,614,789
Italy — 1.2%
Beni Stabili SpA SIIQ	10,307,087	8,941,556
Japan — 5.5%
Don Quijote Holdings Co. Ltd.	80,700	3,016,377
GS Yuasa Corp.	1,059,999	5,573,003
JGC Corp.	402,699	6,521,530
Nippon Shokubai Co. Ltd.	81,300	5,746,606
NOK Corp.	150,099	3,357,671
Rohm Co. Ltd.	69,300	5,946,544
Seven Bank Ltd.	1,303,299	4,709,741
Tokyo Tatemono Co. Ltd.	539,699	6,903,727

		41,775,199
Luxembourg — 1.6%
B&M European Value Retail SA	884,629	4,595,576
Eurofins Scientific SE	5,310	3,360,277
Stabilus SA	43,105	3,916,817

		11,872,670
Malaysia — 0.5%
AirAsia Bhd	4,888,395	3,997,821

BLACKROCK GLOBAL SMALLCAP FUND, INC.	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc.

Common Stocks	Shares	Value
Netherlands — 1.8%
Intertrust NV (b)(c)	148,522	$2,411,927
Koninklijke Boskalis Westminster NV	135,318	4,729,965
TomTom NV (a)	639,565	6,943,537

		14,085,429
Panama — 0.5%
Copa Holdings SA, Class A	27,164	3,383,356
Russia — 1.0%
Globaltrans Investment PLC — GDR	818,751	7,663,556
South Africa — 0.3%
MMI Holdings Ltd.	1,936,633	2,481,815
Spain — 1.4%
Atento SA (a)	200,098	2,321,160
Merlin Properties Socimi SA	615,602	8,534,428

		10,855,588
Sweden — 0.8%
SSAB AB, A Shares (a)(b)	1,282,712	6,194,802
SSAB AB, B Shares (a)	4	24

		6,194,826
Switzerland — 1.9%
Aryzta AG (a)	129,816	3,987,439
GAM Holding AG (a)	247,272	3,833,236
Leonteq AG (a)	43,571	2,671,237
Sulzer AG, Registered Shares	36,442	4,305,343

		14,797,255
Thailand — 0.9%
Indorama Ventures PCL	5,664,195	7,175,786
United Kingdom — 9.3%
Arrow Global Group PLC	896,161	5,138,517
Atlas Mara Ltd. (a)	209,490	571,908
Britvic PLC	739,827	7,497,415
Capita PLC	445,139	3,367,982
Grainger PLC	1,576,353	5,664,753
Hikma Pharmaceuticals PLC (b)	267,100	4,339,754
IMI PLC	233,027	3,882,709
Intertek Group PLC	100,540	6,720,397
Man Group PLC	2,478,800	5,581,530
Nomad Foods Ltd. (a)	318,587	4,641,812
Rentokil Initial PLC	1,616,006	6,511,334
Senior PLC	1,215,324	4,494,906
Serco Group PLC (a)	2,999,987	4,637,781
UNITE Group PLC	914,628	8,426,016

		71,476,814
United States — 44.9%
Actuant Corp., Class A	122,493	3,135,821
Allison Transmission Holdings, Inc.	173,826	6,523,690
Banner Corp.	88,556	5,426,712
Boston Beer Co., Inc., Class A (a)(b)	44,947	7,020,721

Common Stocks	Shares	Value
United States (continued)
Bottomline Technologies, Inc. (a)	144,893	$4,611,944
BroadSoft, Inc. (a)(b)	162,704	8,184,011
Burlington Stores, Inc. (a)	51,766	4,941,582
Cable One, Inc.	16,356	11,810,995
Chart Industries, Inc. (a)(b)	111,157	4,360,689
Ciena Corp. (a)(b)	222,054	4,878,526
Eclipse Resources Corp. (a)(b)	1,493,692	3,734,232
Ellie Mae, Inc. (a)	35,095	2,882,352
Energen Corp. (a)	56,365	3,082,038
First Solar, Inc. (a)(b)	81,575	3,742,661
Five Below, Inc. (a)	78,777	4,323,282
G-III Apparel Group Ltd. (a)(b)	82,079	2,381,933
Generac Holdings, Inc. (a)(b)	111,537	5,122,894
Genesee & Wyoming, Inc., Class A (a)(b)	46,411	3,434,878
Hain Celestial Group, Inc. (a)	104,512	4,300,669
Halyard Health, Inc. (a)	191,600	8,627,748
Heritage Insurance Holdings, Inc. (b)	423,174	5,590,129
Iberiabank Corp.	27,678	2,273,748
IDEX Corp.	64,740	7,863,968
Insulet Corp. (a)(b)	212,569	11,708,301
Integrated Device Technology, Inc. (a)(b)	181,490	4,824,004
Invacare Corp. (b)	461,357	7,266,373
KBR, Inc.	399,358	7,140,521
Kraton Corp. (a)	177,540	7,179,718
LifePoint Health, Inc. (a)(b)	115,888	6,709,915
LKQ Corp. (a)	175,011	6,298,646
Marcus & Millichap, Inc. (a)	269,895	7,284,466
Merit Medical Systems, Inc. (a)	92,465	3,915,893
MSC Industrial Direct Co., Inc., Class A	58,371	4,411,096
National Instruments Corp.	178,624	7,532,574
Netscout Systems, Inc. (a)(b)	122,052	3,948,382
New York Times Co., Class A	358,052	7,017,819
Nordson Corp.	53,902	6,387,387
Oceaneering International, Inc.	152,254	3,999,713
OPKO Health, Inc. (a)(b)	808,745	5,547,998
Outfront Media, Inc.	279,642	7,041,386
Owens & Minor, Inc.	220,087	6,426,540
Owens-Illinois, Inc. (a)	205,281	5,164,870
Pacific Biosciences of California, Inc. (a)(b)	559,709	2,938,477
Patterson Cos., Inc.	138,657	5,359,093
Pebblebrook Hotel Trust (b)	246,052	8,892,319
Pfenex, Inc. (a)	501,535	1,514,639
PRA Group, Inc. (a)(b)	147,848	4,235,845
PTC, Inc. (a)	104,320	5,871,130
Qorvo, Inc. (a)	60,653	4,286,954
Quotient Ltd. (a)	483,194	2,382,151
Rambus, Inc. (a)	316,137	4,220,429
Seritage Growth Properties, Class A (b)	170,889	7,872,856

2	BLACKROCK GLOBAL SMALLCAP FUND, INC.	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc.

Common Stocks	Shares	Value
United States (continued)
Skechers U.S.A., Inc., Class A (a)	240,272	$6,028,424
Smart & Final Stores, Inc. (a)(b)	276,626	2,171,514
SuperValu, Inc. (a)	131,737	2,865,280
Synaptics, Inc. (a)(b)	48,181	1,887,732
Tanger Factory Outlet Centers, Inc. (b)	224,893	5,491,887
Texas Capital Bancshares, Inc. (a)	30,306	2,600,255
TreeHouse Foods, Inc. (a)(b)	44,386	3,006,264
Tyler Technologies, Inc. (a)(b)	26,671	4,649,289
Ultimate Software Group, Inc. (a)(b)	16,258	3,082,517
Umpqua Holdings Corp.	268,476	5,237,967
Urban Outfitters, Inc. (a)(b)	122,278	2,922,444
Verint Systems, Inc. (a)	99,964	4,183,493
Yelp, Inc. (a)(b)	121,355	5,254,671
Zions Bancorporation	115,923	5,469,247
Zynga, Inc., Class A (a)	944,994	3,572,081

		344,057,783
Total Long-Term Investments (Cost — $578,737,713) — 97.9%		750,758,954

Short-Term Securities
Money Market Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.91%, (e)(f)	5,733,717	5,733,717
SL Liquidity Series, LLC, Money Market Series, 1.32% (d)(e)(f)	76,511,840	76,519,491
Total Money Market Funds — 10.7%		82,253,208

Time Deposits		Par (000)	Value
Hong Kong — 0.0%
Brown Borthers Harriman & Co., 0.01%, 10/03/17	HKD	39	$5,036
Japan — 0.0%
Brown Borthers Harriman & Co., (0.23)%, 10/02/17	JPY	1,682	14,952
United Kingdom — 0.0%
Brown Borthers Harriman & Co., 0.05%, 10/02/17	GBP	1	1,152
United States — 0.1%
Standard Charter Bank, London, 1.17%, 10/02/17	USD	209	208,696
Total Time Deposits — 0.1%			229,836
Total Short-Term Securities (Cost — $82,475,521) — 10.8%			82,483,044
Total Investments (Cost — $661,213,234) — 108.7%			833,241,998
Liabilities in Excess of Other Assets — (8.7)%			(66,347,073)

Net Assets — 100.0%			$766,894,925

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of the security, is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security was purchased with the cash collateral from loaned securities.

BLACKROCK GLOBAL SMALLCAP FUND, INC.	SEPTEMBER 30, 2017	3

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc.

(e)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Shares Held at June 30, 2017	Net Activity	Shares Held at September 30, 2017	Value at September 30, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	5,733,717	5,733,717	$5,733,717	$4,059		—	—
SL Liquidity Series, LLC, Money Market Series	88,690,601	(12,178,761)	76,511,840	76,519,491	351,665	[1]	$(1,585)	$943
Total				$82,253,208	$355,724		$(1,585)	$943

[1] Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Annualized 7-day yield as of period end.

Portfolio Abbreviations

ADR	American Depositary Receipts	HKD	Hong Kong Dollar
CVA	Certificaten Van Aandelen (Dutch Certificate)	JPY	Japanese Yen
GBP	British Pound	PCL	Public Company Limited
GDR	Global Depositary Receipt

4	BLACKROCK GLOBAL SMALLCAP FUND, INC.	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK GLOBAL SMALLCAP FUND, INC.	SEPTEMBER 30, 2017	5

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Argentina	$9,657,412	—	—	$9,657,412
Australia	56,977	$7,084,781	—	7,141,758
Austria	1,652,387	—	—	1,652,387
Belgium	6,071,809	4,071,733	—	10,143,542
Brazil	21,746,705	—	—	21,746,705
Canada	44,659,126	—	—	44,659,126
China	—	2,146,957	—	2,146,957
Denmark	7,148,752	—	—	7,148,752
France	5,259,408	21,112,900	—	26,372,308
Georgia	—	4,945,614	—	4,945,614
Germany	—	8,348,964	—	8,348,964
Hong Kong	2,110,779	14,239,208	—	16,349,987
India	7,858,039	21,867,232	—	29,725,271
Indonesia	—	5,345,928	—	5,345,928
Ireland	6,614,789	—	—	6,614,789
Italy	8,941,556	—	—	8,941,556
Japan	—	41,775,199	—	41,775,199
Luxembourg	—	11,872,670	—	11,872,670
Malaysia	—	3,997,821	—	3,997,821
Netherlands	2,411,927	11,673,502	—	14,085,429
Panama	3,383,356	—	—	3,383,356
Russia	7,663,556	—	—	7,663,556
South Africa	2,481,815	—	—	2,481,815
Spain	2,321,160	8,534,428	—	10,855,588
Sweden	—	6,194,826	—	6,194,826
Switzerland	4,305,343	10,491,912	—	14,797,255
Thailand	7,175,786	—	—	7,175,786
United Kingdom	10,197,632	61,279,182	—	71,476,814
United States	344,057,783	—	—	344,057,783
Short-Term Securities:
Money Market Funds	5,733,717	—	—	5,733,717
Time Deposits	—	229,836	—	229,836

Subtotal	$511,509,814	$245,212,693	—	$756,722,507

Investments Valued at NAV[1]				76,519,491

Total				$833,241,998

[1]    As of September 30, 2017, certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

6	BLACKROCK GLOBAL SMALLCAP FUND, INC.	SEPTEMBER 30, 2017

Schedule of Investments (concluded)	BlackRock Global SmallCap Fund, Inc.

Transfers between Level 1 and Level 2 were as follows:

	Transfers Into Level 1[1]	Transfers Out of Level 1[2]	Transfers Into Level 2[2]	Transfers Out of Level 2[1]
Assets:
Investments:
Common Stocks:
Belgium	$6,179,211	$(6)	$6	$(6,179,211)
Luxembourg	—	(3,661,499)	3,661,499	—
Sweden	—	(8,656,088)	8,656,088	—
United Kingdom	8,454,664	(13,439,275)	13,439,275	(8,454,664)

Total	$14,633,875	$(25,756,868)	$25,756,868	$(14,633,875)

[1] Systematic Fair Value Prices were not utilized at period end for these investments.
[2] External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

BLACKROCK GLOBAL SMALLCAP FUND, INC.	SEPTEMBER 30, 2017	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Advantage Global Fund, Inc. (Formerly BlackRock Global SmallCap Fund, Inc.)

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Advantage Global Fund, Inc. (Formerly BlackRock Global SmallCap Fund, Inc.)

Date: November 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Advantage Global Fund, Inc. (Formerly BlackRock Global SmallCap Fund, Inc.)

Date: November 20, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Advantage Global Fund, Inc. (Formerly BlackRock Global SmallCap Fund, Inc.)

Date: November 20, 2017